STREUSAND, LANDON, OZBURN & LEMMON, LLP	811 Barton Springs Road
Suite 811
Austin, Texas 78704
(512) 236-9908
(512) 236-9904 (fax)
ozburn@slollp.com

July 25, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4546

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Ada D. Sarmento

Re:	Genprex, Inc.
Registration Statement on Form S-1 filed May 22, 2018
File No. 333-225090

Dear Ms. Sarmento:

Enclosed on behalf of our client Genprex, Inc. (“Genprex” or the “Company”) is Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1, which was filed with the Securities and Exchange Commission (the “Commission”) on May 22, 2018 (as amended by Amendment No. 1 filed with the Commission on June 15, 2018, the “Registration Statement”). Amendment No. 2 is being filed in order to file as Exhibit 23.1 an updated Consent of Independent Registered Public Accounting Firm

The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amendment or this response letter to me at (512) 236-9908.

Sincerely,

STREUSAND, LANDON, OZBURN & LEMMON, LLP

/s/ Christopher J. Ozburn

Christopher J. Ozburn

cc:	Mary Beth Breslin, Securities and Exchange Commission

J. Rodney Varner, Genprex, Inc.